Financial Instruments and Fair Value Measurements	12 Months Ended
Sep. 26, 2014
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements

19.	Financial Instruments and Fair Value Measurements
Fair value is defined as the exit price that would be received from the sale of an asset or paid to transfer a liability, using assumptions that market participants would use in pricing an asset or liability. The fair value guidance establishes a three-level fair value hierarchy, which maximizes the use of observable inputs and minimizes the use of unobservable inputs used in measuring fair value. The levels within the hierarchy are as follows:
Level 1— observable inputs such as quoted prices in active markets for identical assets or liabilities;
Level 2— significant other observable inputs that are observable either directly or indirectly; and
Level 3— significant unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at the end of each period:

	September 26, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.7	$22.9	$12.8	$—
	$35.7	$22.9	$12.8	$—
Liabilities:
Deferred compensation liabilities	$15.0	$—	$15.0	$—
Contingent consideration and acquired contingent liabilities	202.8	—	—	202.8
Foreign exchange forward and option contracts	0.2	0.2	—	—
	$218.0	$0.2	$15.0	$202.8

	September 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.3	$22.6	$12.7	$—
Foreign exchange forward and option contracts	0.9	0.9	—	—
	$36.2	$23.5	$12.7	$—
Liabilities:
Deferred compensation liabilities	$13.5	$—	$13.5	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	1.4	1.4	—	—
	$21.8	$1.4	$13.5	$6.9

Debt and equity securities held in rabbi trust. Debt securities held in the rabbi trust primarily consist of U.S. government and agency securities and corporate bonds. When quoted prices are available in an active market, the investments are classified as level 1. When quoted market prices for a security are not available in an active market, they are classified as level 2. Equity securities held in the rabbi trust primarily consist of U.S. common stocks, which are valued using quoted market prices reported on nationally recognized securities exchanges.
Foreign exchange forward and option contracts. Foreign currency option and forward contracts are used to economically manage the foreign exchange exposures of operations outside the U.S. Quoted prices are available in an active market; as such, these derivatives are classified as level 1.
Deferred compensation liabilities. The Company maintains a non-qualified deferred compensation plan in the U.S., which permits eligible employees of the Company to defer a portion of their compensation. A recordkeeping account is set up for each participant and the participant chooses from a variety of funds for the deemed investment of their accounts. The recordkeeping accounts generally correspond to the funds offered in the Company's U.S. tax-qualified defined contribution retirement plan and the account balance fluctuates with the investment returns on those funds.
Goodwill. The Company performs an annual goodwill impairment assessment using an income approach based on the present value of future cash flows. See further discussion in Notes 2 and 11.
Contingent consideration and acquired contingent liabilities. In October 2012, the Company recorded contingent consideration of $6.9 million upon the acquisition of CNS Therapeutics. This contingent consideration, which could potentially total a maximum of $9.0 million, is primarily based on whether the FDA approves another concentration of Gablofen on or before December 31, 2016. The fair value of the contingent payments was measured based on the probability-weighted present value of the consideration expected to be transferred using a discount rate of 1.0%. At September 26, 2014, the fair value of this contingent consideration was $7.0 million.
In August 2014, the Company recorded acquired contingent liabilities of $195.4 million from the Questcor Acquisition. The contingent liabilities relate to Questcor's contingent obligations associated with their acquisition of an exclusive, perpetualy and irrevocable license to develop, market, manufacture, distribute, sell and commercialize Synacthen and Synacthen Depot (collectively "Synacthen") from Novartis AG and Novartis Pharma AG (collectively "Novartis") and their acquisition of BioVectra. The fair value of these contingent consideration obligations at September 26, 2014 were $195.8 million.
Under the terms of the license agreement with Novartis, the Company is obligated to make a $25 million payment in each of fiscal 2015 and 2016, make annual payments of $25 million subsequent to fiscal 2016 until such time that the Company obtains FDA approval of Synacthen and make a $25 million payment upon obtaining FDA approval of Synacthen. If FDA approval is obtained, the Company will pay an annual royalty to Novartis based on a percentage of net sales of the products in the U.S. market. As of both, the Questcor Acquisition date and September 26, 2014, the total remaining payments under the license agreement shall not exceed $215.0 million. The terms of the license agreement do allow the Company to terminate the license agreement at our discretion following the fiscal 2018 payment or upon the occurrence of certain events following the fiscal 2016 payment. The Company measured the fair value of the contingent payments based on a probability-weighted present value of the consideration expected to be transferred using a discount rate of 4.7%. Under the terms of the license agreement, the Company was required to maintain deposits equal to the the fiscal 2015 and 2016 annual $25 million payments which are included in prepaid expenses and other current assets and other assets in the consolidated balance sheets.
Based on the terms of the acquisition agreement with the former shareholders of BioVectra, the Company may be obligated to pay, as of both the Questcor Acquisition date and September 26, 2014, additional cash consideration of $45.0 million CAD based on BioVectra's financial results from January 2013 through a portion of fiscal 2016. The Company measured the fair value of the contingent payments based on a probability-weighted present value of the consideration expected to be transferred suing a discount rate of 1.3%.

Balance at September 27, 2013	$6.9
Acquisition date fair value of acquired contingent liabilities	195.4
Accretion expense	1.1
Effect of currency rate change	(0.6)
Balance at September 26, 2014	$202.8

Financial Instruments Not Measured at Fair Value
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and the majority of other current assets and liabilities approximate fair value because of their short-term nature. The Company classifies cash on hand and deposits in banks, including commercial paper, money market accounts and other investments it may hold from time to time, with an original maturity to the Company of three months or less, as cash and cash equivalents (level 1). The fair value of restricted cash is equivalent to its carrying value of $69.8 million and $24.0 million as of September 26, 2014 and September 27, 2013, respectively (level 1), substantially all of which is included in other assets on the consolidated balance sheets. The Company's life insurance contracts are carried at cash surrender value, which is based on the present value of future cash flows under the terms of the contracts (level 3). Significant assumptions used in determining the cash surrender value include the amount and timing of future cash flows, interest rates and mortality charges. The fair value of these contracts approximates the carrying value of $69.0 million and $67.7 million at September 26, 2014 and September 27, 2013, respectively. These contracts are included in other assets on the consolidated and combined balances sheets.
The carrying values of the Company's loan payable and variable rate receivable securitization approximate the fair values due to the short-term nature of these instruments. The carrying values of the 2.85% and 4.00% term loans approximate the fair values of these instruments, as calculated using the discounted exit price for each instrument, and are therefore classified as level 3. Since the quoted market prices for the Company's term loans and 8.00% and 9.50% debentures are not available in an active market, they are classified as level 2 for purposes of developing an estimate of fair value. The Company's 3.50%, 4.75%, and 5.75% notes are classified as level 1, as quoted prices are available in an active market for these notes. The following table presents the carrying values and estimated fair values of the Company's long-term debt, excluding capital leases, as of the end of each period:

	September 26, 2014		September 27, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Loan payable	$—	$—	$0.1	$0.1
Variable rate receivable securitization	150.0	150.0	—	—
2.85% term loan due April 2016	3.1	3.1	—	—
3.50% notes due April 2018	300.0	290.2	299.9	293.7
Term loans due March 2021	1,990.3	1,970.4	—	—
4.00% term loan due February 2022	10.8	10.8	—	—
9.50% debentures due May 2022	10.4	14.2	10.4	14.3
5.75% notes due August 2022	900.0	907.3	—	—
8.00% debentures due March 2023	8.0	10.2	8.0	10.2
4.75% notes due April 2023	598.3	563.8	598.2	568.5

Concentration of Credit and Other Risks
Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of accounts receivable. The Company does not require collateral from customers. A portion of the Company's accounts receivable outside the U.S. includes sales to government-owned or supported healthcare systems in several countries, which are subject to payment delays. Payment is dependent upon the financial stability and creditworthiness of those countries' national economies.
The following table shows net sales attributable to distributors that accounted for 10% or more of the Company's total net sales:

	Fiscal Year
	2014	2013	2012
Cardinal Health, Inc.	18%	18%	19%
McKesson Corporation	17%	15%	14%
Amerisource Bergen Corporation	11%	9%	9%

The following table shows accounts receivable attributable to distributors that accounted for 10% or more of the Company's gross accounts receivable at the end of each period:

	September 26, 2014	September 27, 2013
Cardinal Health, Inc.	17%	18%
McKesson Corporation	24%	22%
Amerisource Bergen Corporation	13%	14%
CuraScript, Inc.	13%	—

 The following table shows net sales attributable to products that accounted for 10% or more of the Company's total net sales:

	Fiscal Year
	2014	2013	2012
Optiray™ (CMDS)	11%	14%	17%
Acetaminophen products (API)	8%	10%	11%

Molybdenum-99 ("Mo-99") is a key raw material in the Company's Ultra-Technekow™ DTE technetium generators that are sold by its Global Medical Imaging segment. There are only eight suppliers of this raw material worldwide. The Company has agreements to obtain Mo-99 from three nuclear research reactors and relies predominantly upon two of these reactors for its Mo-99 supply. Accordingly, a disruption in the commercial supply or a significant increase in the cost of this material from these sources could have a material adverse effect on the Company's financial condition, results of operations and cash flows.